Note 5 - Debt - Financing Under Credit Facility (Details) - Salem Loan Facility [Member] - USD ($)	Dec. 31, 2024	Aug. 02, 2024	Aug. 01, 2024	Jun. 30, 2024	Oct. 23, 2023	Sep. 06, 2023	Aug. 14, 2023	Jun. 30, 2023	May 01, 2023	Aug. 11, 2022
Principal amount of promissory notes payable	$ 4,500,000	$ 4,500,000	$ 12,000,000	$ 12,000,000	$ 1,250,000	$ 1,750,000	$ 1,500,000	$ 5,500,000	$ 1,500,000	$ 5,000,000
Accrued interest
Less: unamortized debt issue costs
Less: unamortized debt discount
Notes payable, current portion, net	$ 4,500,000